                                                               [LOGO OF MetLife]

MetLife Insurance Company USA
11225 North Community House Road
Charlotte, NC 28277

November 21, 2014

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  MetLife Insurance Company USA and
     MetLife Investors USA Separate Account A
     File Nos. 333-200232/811-03365
     (Series S (offered on and after October 7, 2011) and
     Series S - L Share Option (offered on and after October 7, 2011)) Rule 497(j) Certification
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Members of the Commission:

On behalf of MetLife Insurance Company USA (the "Company") and MetLife Investors USA Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement dated November 17, 2014, Prospectus dated November 17, 2014 and Statement of Additional Information ("SAI") dated November 17, 2014 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplement, Prospectus and SAI contained in the Registration Statement on Form N-4 for the Account filed electronically with the Commission on November 17, 2014.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,


/s/ John M. Richards
John M. Richards
Assistant General Counsel
Metropolitan Life Insurance Company